Partners' Capital - Additional Information (Detail) - StepStone Group LP - USD ($)	1 Months Ended
	Aug. 31, 2019	Mar. 31, 2019
2019 Transaction
Subsidiary or Equity Method Investee [Line Items]
Net proceeds from the sale of equity	$ 110,800,000
Common Class D | 2019 Transaction
Subsidiary or Equity Method Investee [Line Items]
Amount of repurchased additional partnership interests	$ 2,300,000
Common Class A2
Subsidiary or Equity Method Investee [Line Items]
Minimum threshold amount to receive distributions		$ 600,000,000